Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 2,222,795	$ 336,852
Prepaid expenses and other current assets	91,982	49,253
Total current assets	2,314,777	386,105
Marketable securities held in Trust Account	23,632,158	58,078,580
Total Assets	25,946,935	58,464,685
Liabilities, Shares Subject to Possible Redemption and Shareholders’ Deficit
Accrued offering costs and expenses	2,047,911	559,478
Due to related parties		58,413
Advances from PIPE investors	2,000,000
Promissory note – Legacy MMV	2,684,975
Total current liabilities	6,732,886	617,891
Warrant liability	16,375	52,151
Deferred underwriting fee	2,012,500	2,012,500
Total liabilities	8,761,761	2,682,542
Commitments and Contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 2,241,006 and 5,750,000 shares at $10.55 and $10.10 redemption value as of December 31, 2022 and 2021, respectively	23,632,158	58,078,580
Shareholders’ Deficit:
Preference shares, no par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, no par value; 100,000,000 shares authorized; 350,000 issued and outstanding (excluding 2,241,006 and 5,750,000 subject to possible redemption as of December 31, 2022 and 2021, respectively)	2,925,000	2,925,000
Class B ordinary shares, no par value; 10,000,000 shares authorized; 1,437,500 shares issued and outstanding	25,001	25,001
Accumulated deficit	(9,396,985)	(5,246,438)
Total shareholders’ deficit	(6,446,984)	(2,296,437)
Total Liabilities, Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 25,946,935	$ 58,464,685